Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Earnings from Continuing Operations Before Income Taxes and Provision for Income Taxes

tax returns in their jurisdictions. Significant components of earnings from continuing operations before income taxes and the provision for income taxes are as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Earnings from continuing operations before income taxes:
Domestic	$234.7	$194.7	$169.7
Foreign, principally Australia, Bermuda, Canada and the U.K.	10.6	13.1	33.3

	$245.3	$207.8	$203.0

Provision for income taxes - continuing operations:
Federal:
Current	$45.4	$7.8	$(2.9)
Deferred	(14.6)	38.4	21.3

	30.8	46.2	18.4

State and local:
Current	17.3	7.2	10.8
Deferred	(2.9)	5.9	(0.8)

	14.4	13.1	10.0

Foreign:
Current	8.7	7.4	9.3
Deferred	(3.6)	(3.0)	2.0

	5.1	4.4	11.3

Total provision for income taxes - continuing operations	$50.3	$63.7	$39.7

Reconciliation of Provision for Income Taxes from Continuing Operations with Federal Statutory Income Tax Rate

A reconciliation of the provision for income taxes from continuing operations with the U.S. Federal statutory income tax rate is as follows (in millions, except percentages):

	Year Ended December 31,
	2012		2011		2010
	Amount	% of Pretax Earnings	Amount	% of Pretax Earnings	Amount	% of Pretax Earnings
Federal statutory rate	$85.9	35.0	$72.7	35.0	$71.1	35.0
State income taxes - net of
Federal benefit	9.4	3.8	9.8	4.7	5.4	2.6
Foreign taxes	0.9	0.4	0.6	0.3	1.2	0.6
Alternative energy, foreign and other tax credits	(45.3)	(18.5)	(13.2)	(6.4)	(13.7)	(6.7)
Foreign dividends and other permanent differences	(2.7)	(1.1)	0.2	0.1	4.5	2.2
Changes in unrecognized tax benefits related to resolution of Federal and state audits, expiration of various statutes of limitations and other items	0.6	0.2	(1.9)	(0.9)	(30.7)	(15.1)
Change in valuation allowance	0.3	0.1	(0.7)	(0.3)	1.0	0.5
Other	1.2	0.6	(3.8)	(1.8)	0.9	0.5

Provision for income taxes - continuing operations	$50.3	20.5	$63.7	30.7	$39.7	19.6

Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows (in millions):

	December 31,
	2012	2011
Gross unrecognized tax benefits at January 1	$5.8	$7.9
Increases in tax positions for current year	1.7	1.2
Settlements	(0.3)	(2.0)
Lapse in statute of limitations	(1.6)	(1.4)
Increases in tax positions for prior years	1.1	0.9
Decreases in tax positions for prior years	—	(0.8)

Gross unrecognized tax benefits at December 31	$6.7	$5.8

Deferred Tax Assets and Liabilities

purposes and the amounts used for income tax purposes. Significant components of our deferred tax assets and liabilities are as follows (in millions):

	December 31,
	2012	2011
Deferred tax assets:
Alternative minimum tax and other credit carryforwards	$112.3	$111.7
Accrued and unfunded compensation and employee benefits	107.1	88.0
Compensation expense related to stock options	15.7	22.3
Investments	16.3	9.1
Accrued liabilities	27.3	29.6
Accrued pension liability	27.3	35.0
Net operating loss carryforwards	11.3	8.6
Depreciable fixed assets	0.7	—
Other	9.6	10.1

Total deferred tax assets	327.6	314.4
Valuation allowance for deferred tax assets	(7.4)	(7.7)

Deferred tax assets	320.2	306.7

Deferred tax liabilities:
Nondeductible amortizable intangible assets	139.2	87.4
Depreciable fixed assets	—	12.3
Other prepaid items	5.2	2.3
Investment-related partnerships	17.5	8.7
Prepaid pension cost	—	2.4
Accrued liabilities	2.0	2.0

Total deferred tax liabilities	163.9	115.1

Net deferred tax assets	$156.3	$191.6